Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2026
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥241	¥—	¥241	¥241	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	9	9	2	7

Total	¥—	¥241	¥9	¥250	¥243	¥7

	Billions of yen
	March 31, 2026
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥192	¥—	¥192	¥192	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	16	16	—	16

Total	¥—	¥192	¥16	¥208	¥192	¥16

Type and carrying value of financial assets

	Billions of yen
	March 31
	2025	2026
Assets
Trading assets
Japanese government securities	¥1	¥2
Loans for trading purposes	66	197
Loans receivable	481	432

Total	¥548	¥631

Liabilities
Borrowings	¥548	¥631

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2025	2026
Consolidated VIE assets
Cash and cash equivalents	¥14	¥41
Trading assets
Equities	527	531
Debt securities	643	647
CMBS and RMBS	64	54
Derivatives	1	1
Private equity and debt investments	83	160
Office buildings, land, equipment and facilities	3	61
Other	236	177

Total	¥1,571	¥1,672

Consolidated VIE liabilities
Trading liabilities
Derivatives	0	1
Borrowings
Short-term borrowings	112	69
Long-term borrowings	935	839
Other	156	119

Total	¥1,203	¥1,028

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2025
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	80	—	80
CMBS and RMBS	3,288	—	3,288
Investment trust funds and other	129	—	129
Private equity and debt investments	23	—	23
Loans	1,712	—	1,712
Other	23	—	23
Commitments to extend credit and other guarantees	—	—	167

Total	¥5,278	¥—	¥5,445

	Billions of yen
	March 31, 2026
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	63	—	63
CMBS and RMBS	2,807	—	2,807
Investment trust funds and other	187	—	187
Private equity and debt investments	20	—	20
Loans	2,205	—	2,205
Other	32	—	32
Commitments to extend credit and other guarantees	—	—	188

Total	¥5,337	¥—	¥5,525